INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 10,824	$ 10,776	$ 11	$ 24,014	$ (13,266)	$ 19	$ (2)	$ 48
Beginning balance (in shares) at Dec. 31, 2024			553,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	(10)	(10)		(10)
Share-based compensation	42	42		42
Net income	211	210			210			1
Other comprehensive income	37	36				31	5	1
Ending balance (in shares) at Mar. 31, 2025			555,000,000
Ending balance at Mar. 31, 2025	11,104	11,054	$ 11	24,046	(13,056)	50	3	50
Beginning balance	11,104	11,054	11	24,046	(13,056)	50	3	50
Beginning balance	$ 11,983	11,928	$ 11	24,220	(12,381)	65	13	55
Beginning balance (in shares) at Dec. 31, 2025	555,888,455		556,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	$ (30)	(30)		(30)
Treasury shares (in shares)			(10,000,000)
Treasury shares	(400)	(400)		(400)
Share-based compensation	60	60		60
Net income	104	103			103			1
Other comprehensive income	$ 31	32				41	(9)	(1)
Ending balance (in shares) at Mar. 31, 2026	548,416,440		548,000,000
Ending balance at Mar. 31, 2026	$ 11,748	11,693	$ 11	23,850	(12,278)	106	4	55
Beginning balance	$ 11,748	$ 11,693	$ 11	$ 23,850	$ (12,278)	$ 106	$ 4	$ 55